Related Party Transactions	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS

Administrative Services
An entity under common management provided technical, administrative and payroll services to the Company under a shared services agreement which began March 1, 2008. The initial term of this shared service agreement was two years. Since the expiration of such two-year period on March 1, 2010, the agreement, by its terms has continued on a month-to-month basis. For the three months ended March 31, 2014 and 2013, the Company incurred total costs of $1,000 and $58,000, respectively. Costs incurred unrelated to drilling activities are expensed and costs incurred in the acquisition, exploration and development of proved oil and natural gas properties have been capitalized. As of March 31, 2014 and December 31, 2013, the Company owed the administrative services affiliate no amounts and $17,000, respectively. These amounts are included in accounts payable-related party in the accompanying consolidated balance sheets.

Effective January 1, 2012, the Company entered into an additional shared services agreement with this entity. Under this agreement, the Company provides this entity and, at its request, certain affiliates, with consulting, technical and administrative services. The initial term of the additional shared services agreement was two years. The agreement now continues on a month-to-month basis until canceled by either party upon thirty days prior written notice. Costs that are attributable to and billed to other affiliates are reported as other income-related party. For the three months ended March 31, 2014 and 2013, the affiliate reimbursed the Company $30,000 and $389,000, respectively, for services under the shared services agreement. As of March 31, 2014 and December 31, 2013, the affiliate owed the Company $13,000 amounts and no amounts, respectively. These amounts are included in accounts receivable-related party in the accompanying consolidated balance sheets.
Drilling Services
Bison Drilling and Field Services LLC (“Bison”), an entity controlled by Wexford, has performed drilling and field services for the Company under master drilling and field service agreements. Under the Company’s most recent master drilling agreement with Bison, effective as of January 1, 2013, Bison committed to accept orders from the Company for the use of at least two of its rigs. At March 31, 2014, Bison was providing drilling services to the Company using one of its rigs. This master drilling agreement is terminable by either party on 30 days’ prior written notice, although neither party will be relieved of its respective obligations arising from a drilling contract being performed prior to the termination of the master drilling agreement. The Company incurred total costs for services performed by Bison of $1,510,000 and $4,968,000 for the three months ended March 31, 2014 and 2013, respectively. The Company owed Bison $313,000 as of March 31, 2014 and no amounts as of December 31, 2013.
Effective September 9, 2013, the Company entered into a master service agreement with Panther Drilling Systems LLC (“Panther Drilling”), an entity controlled by Wexford, Panther Drilling provides directional drilling and other services. This master service agreement is terminable by either party on 30 days’ prior written notice, although neither party will be relieved of its respective obligations arising from work performed prior to the termination of the master service agreement. In the third quarter 2013, the Company began using Panther Drilling’s directional drilling services. The Company incurred $248,000 for services performed by Panther Drilling. The Company owed Panther Drilling no amounts as of March 31, 2014 or December 31, 2013.
Coronado Midstream
The Company is party to a gas purchase agreement, dated May 1, 2009, as amended, with Coronado Midstream LLC (“Coronado Midstream”), formerly known as MidMar Gas LLC, an entity affiliated with Wexford that owns a gas gathering system and processing plant in the Permian Basin. Under this agreement, Coronado Midstream is obligated to purchase from the Company, and the Company is obligated to sell to Coronado Midstream, all of the gas conforming to certain quality specifications produced from certain of the Company’s Permian Basin acreage. Following the expiration of the initial ten year term, the agreement will continue on a year-to-year basis until terminated by either party on 30 days’ written notice. Under the gas purchase agreement, Coronado Midstream is obligated to pay the Company 87% of the net revenue received by Coronado Midstream for all components of the Company’s dedicated gas, including the liquid hydrocarbons, and the sale of residue gas, in each case extracted, recovered or otherwise processed at Coronado Midstream’s gas processing plant, and 94.56% of the net revenue received by Coronado Midstream from the sale of such gas components and residue gas, extracted, recovered or otherwise processed at Chevron’s Headlee plant. The Company recognized revenues from Coronado Midstream of $3,907,000 and $1,095,000 for the three months ended March 31, 2014 and 2013, respectively. As of March 31, 2014 and December 31, 2013, Coronado Midstream owed the Company $2,285,000 and $1,303,000, respectively, for the Company’s portion of the net proceeds from the sale of gas, gas products and residue gas.
Sand Supply
Muskie Proppant LLC (“Muskie”), an entity affiliated with Wexford, processes and sells fracing grade sand for oil and natural gas operations. The Company began purchasing sand from Muskie in March 2013. On May 16, 2013, the Company entered into a master services agreement with Muskie, pursuant to which Muskie agreed to sell custom natural sand proppant to the Company based on the Company’s requirements. The Company is not obligated to place any orders with, or accept any offers from, Muskie for sand proppant. The agreement may be terminated at the option of either party on 30 days’ notice. The Company incurred no costs and costs of $234,000 for sand purchased from Muskie for the three months ended March 31, 2014 and 2013, respectively. The Company owed Muskie no amounts as of March 31, 2014 or December 31, 2013.
Midland Leases
Effective May 15, 2011, the Company occupied corporate office space in Midland, Texas under a lease with a five-year term. The office space is owned by an entity controlled by an affiliate of Wexford. The Company paid $93,000 and $38,000 for the three months ended March 31, 2014 and 2013, respectively, under this lease. In the second and third quarters of 2013, the Company amended this agreement to increase the size of the leased premises. The monthly rent under the lease increased from $13,000 to $15,000 beginning on August 1, 2013 and increased further to $25,000 beginning on October 1, 2013. The monthly rent will continue to increase approximately 4% annually on June 1 of each year during the remainder of the lease term.
The Company leased field office space in Midland, Texas from an unrelated third party from March 1, 2011 to March 1, 2014. Effective March 1, 2014, the building was purchased by an entity controlled by an affiliate of Wexford. The remaining term of the lease as of March 1, 2014 is four years. The Company paid rent of $11,000 to the related party for the three months ended March 31, 2014. The monthly base rent is $11,000 which will increase 3% annually on March 1 of each year during the remainder of the lease term.
Oklahoma City Lease
Effective January 1, 2012, the Company occupied corporate office space in Oklahoma City, Oklahoma under a lease with a 67 month term. The office space is owned by an entity controlled by an affiliate of Wexford. The Company paid $64,000 and $53,000 for the three months ended March 31, 2014 and 2013, respectively, under this lease. Effective April 1, 2013, the Company amended this lease to increase the size of the leased premises, at which time the monthly base rent increased to $19,000 for the remainder of the lease term. The Company is also responsible for paying a portion of specified costs, fees and expenses associated with the operation of the premises.
Advisory Services Agreement & Professional Services from Wexford
The Company entered into an advisory services agreement (the “Advisory Services Agreement”) with Wexford, dated as of October 11, 2012, under which Wexford provides the Company with general financial and strategic advisory services related to the business in return for an annual fee of $500,000, plus reasonable out-of-pocket expenses. The Advisory Services Agreement has a term of two years commencing on October 18, 2012, and will continue for additional one-year periods unless terminated in writing by either party at least ten days prior to the expiration of the then current term. It may be terminated at any time by either party upon 30 days prior written notice. In the event the Company terminates such agreement, it is obligated to pay all amounts due through the remaining term. In addition, the Company agreed to pay Wexford to-be-negotiated market-based fees approved by the Company’s independent directors for such services as may be provided by Wexford at the Company’s request in connection with future acquisitions and divestitures, financings or other transactions in which the Company may be involved. The services provided by Wexford under the Advisory Services Agreement do not extend to the Company’s day-to-day business or operations. The Company has agreed to indemnify Wexford and its affiliates from any and all losses arising out of or in connection with the Advisory Services Agreement except for losses resulting from Wexford’s or its affiliates’ gross negligence or willful misconduct. The Company incurred total costs of $125,000 and $125,000 for the three months ended March 31, 2014 and 2013, respectively, under the Advisory Services Agreement. As of March 31, 2014 and December 31, 2013, the Company owed Wexford no amounts for either period.

RELATED PARTY TRANSACTIONS

Administrative Services
An entity under common management provided technical, administrative and payroll services to the Company under a shared services agreement which began March 1, 2008. The initial term of this shared service agreement was two years. Since the expiration of such two-year period on March 1, 2010, the agreement, by its terms has continued on a month-to-month basis. For the three months and six months ended June 30, 2014, the Company incurred total costs of $1,000 and $2,000, respectively. For the three months and six months ended June 30, 2013, the Company incurred total costs of $51,000 and $109,000, respectively. Costs incurred unrelated to drilling activities are expensed and costs incurred in the acquisition, exploration and development of proved oil and natural gas properties have been capitalized. As of June 30, 2014 and December 31, 2013, the Company owed the administrative services affiliate no amounts and $17,000, respectively. These amounts are included in accounts payable-related party in the accompanying consolidated balance sheets.

Effective January 1, 2012, the Company entered into an additional shared services agreement with this entity. Under this agreement, the Company provides this entity and, at its request, certain affiliates, with consulting, technical and administrative services. The initial term of the additional shared services agreement was two years. The agreement now continues on a month-to-month basis until canceled by either party upon thirty days prior written notice. Costs that are attributable to and billed to other affiliates are reported as other income-related party. For the three months and six months ended June 30, 2014, the affiliate reimbursed the Company $30,000 and $60,000, respectively, and for the three months and six months ended June 30, 2013, the affiliate reimbursed the Company $388,000 and $777,000, respectively, for services under the shared services agreement. As of June 30, 2014 and December 31, 2013, the affiliate owed the Company no amounts for either period.
Drilling Services
Bison Drilling and Field Services LLC (“Bison”), an entity controlled by Wexford, has performed drilling and field services for the Company under master drilling and field service agreements. Under the Company’s most recent master drilling agreement with Bison, effective as of January 1, 2013, Bison committed to accept orders from the Company for the use of at least two of its rigs. At June 30, 2014, Bison was providing drilling services to the Company using one of its rigs. This master drilling agreement is terminable by either party on 30 days’ prior written notice, although neither party will be relieved of its respective obligations arising from a drilling contract being performed prior to the termination of the master drilling agreement. For the three months and six months ended June 30, 2014, the Company incurred total costs for services performed by Bison of $985,000 and $2,495,000, respectively. For the three months and six months ended June 30, 2013, the Company incurred total costs for services performed by Bison of $4,659,000 and $9,627,000, respectively. The Company owed Bison $56,000 as of June 30, 2014 and no amounts as of December 31, 2013.
Effective September 9, 2013, the Company entered into a master service agreement with Panther Drilling Systems LLC (“Panther Drilling”), an entity controlled by Wexford, Panther Drilling provides directional drilling and other services. This master service agreement is terminable by either party on 30 days’ prior written notice, although neither party will be relieved of its respective obligations arising from work performed prior to the termination of the master service agreement. In the third quarter 2013, the Company began using Panther Drilling’s directional drilling services. For the three months and six months ended June 30, 2014, the Company incurred total costs for services performed by Panther Drilling of $57,000 and $305,000, respectively. The Company owed Panther Drilling $11,000 as of June 30, 2014 and no amounts as of December 31, 2013.
Coronado Midstream
The Company is party to a gas purchase agreement, dated May 1, 2009, as amended, with Coronado Midstream LLC (“Coronado Midstream”), formerly known as MidMar Gas LLC, an entity affiliated with Wexford that owns a gas gathering system and processing plant in the Permian Basin. Under this agreement, Coronado Midstream is obligated to purchase from the Company, and the Company is obligated to sell to Coronado Midstream, all of the gas conforming to certain quality specifications produced from certain of the Company’s Permian Basin acreage. Following the expiration of the initial ten year term, the agreement will continue on a year-to-year basis until terminated by either party on 30 days’ written notice. Under the gas purchase agreement, Coronado Midstream is obligated to pay the Company 87% of the net revenue received by Coronado Midstream for all components of the Company’s dedicated gas, including the liquid hydrocarbons, and the sale of residue gas, in each case extracted, recovered or otherwise processed at Coronado Midstream’s gas processing plant, and 94.56% of the net revenue received by Coronado Midstream from the sale of such gas components and residue gas, extracted, recovered or otherwise processed at Chevron’s Headlee plant. The Company recognized revenues from Coronado Midstream of $6,505,000 and $10,412,000 for the three months and six months ended June 30, 2014, respectively, and $1,723,000 and $2,818,000 for the three months and six months ended June 30, 2013, respectively. As of June 30, 2014 and December 31, 2013, Coronado Midstream owed the Company $3,310,000 and $1,303,000, respectively, for the Company’s portion of the net proceeds from the sale of gas, gas products and residue gas.
Sand Supply
Muskie Proppant LLC (“Muskie”), an entity affiliated with Wexford, processes and sells fracing grade sand for oil and natural gas operations. The Company began purchasing sand from Muskie in March 2013. On May 16, 2013, the Company entered into a master services agreement with Muskie, pursuant to which Muskie agreed to sell custom natural sand proppant to the Company based on the Company’s requirements. The Company is not obligated to place any orders with, or accept any offers from, Muskie for sand proppant. The agreement may be terminated at the option of either party on 30 days’ notice. The Company incurred no costs for sand purchased from Muskie for the three months and six months ended June 30, 2014, respectively. The Company incurred no costs and costs of $234,000 for sand purchased from Muskie for the three months and six months ended June 30, 2013, respectively. The Company owed Muskie no amounts as of June 30, 2014 or December 31, 2013.
Midland Leases
Effective May 15, 2011, the Company occupied corporate office space in Midland, Texas under a lease with a five-year term. The office space is owned by an entity controlled by an affiliate of Wexford. The Company paid $98,000 and $191,000 for the three months and six months ended June 30, 2014, respectively, and $43,000 and $82,000, for the three months and six months ended June 30, 2013, respectively, under this lease. In the second and third quarters of 2013, the Company amended this agreement to increase the size of the leased premises. The monthly rent under the lease increased from $13,000 to $15,000 beginning on August 1, 2013 and increased further to $25,000 beginning on October 1, 2013. The monthly rent will continue to increase approximately 4% annually on June 1 of each year during the remainder of the lease term.
The Company leased field office space in Midland, Texas from an unrelated third party from March 1, 2011 to March 1, 2014. Effective March 1, 2014, the building was purchased by an entity controlled by an affiliate of Wexford. The remaining term of the lease as of March 1, 2014 is four years. The Company paid rent of $36,000 and $47,000 to the related party for the three months and six months ended June 30, 2014. The monthly base rent is $11,000 which will increase 3% annually on March 1 of each year during the remainder of the lease term.
Oklahoma City Lease
Effective January 1, 2012, the Company occupied corporate office space in Oklahoma City, Oklahoma under a lease with a 67 month term. The office space is owned by an entity controlled by an affiliate of Wexford. The Company paid $62,000 and $126,000 for the three months and six months ended June 30, 2014, respectively, and $58,000 and $111,000 for the three months and six months ended June 30, 2013, respectively, under this lease. Effective April 1, 2013, the Company amended this lease to increase the size of the leased premises, at which time the monthly base rent increased to $19,000 for the remainder of the lease term. The Company is also responsible for paying a portion of specified costs, fees and expenses associated with the operation of the premises.
Advisory Services Agreement & Professional Services from Wexford
The Company entered into an advisory services agreement (the “Advisory Services Agreement”) with Wexford, dated as of October 11, 2012, under which Wexford provides the Company with general financial and strategic advisory services related to the business in return for an annual fee of $500,000, plus reasonable out-of-pocket expenses. The Advisory Services Agreement has a term of two years commencing on October 18, 2012, and will continue for additional one-year periods unless terminated in writing by either party at least ten days prior to the expiration of the then current term. It may be terminated at any time by either party upon 30 days prior written notice. In the event the Company terminates such agreement, it is obligated to pay all amounts due through the remaining term. In addition, the Company agreed to pay Wexford to-be-negotiated market-based fees approved by the Company’s independent directors for such services as may be provided by Wexford at the Company’s request in connection with future acquisitions and divestitures, financings or other transactions in which the Company may be involved. The services provided by Wexford under the Advisory Services Agreement do not extend to the Company’s day-to-day business or operations. The Company has agreed to indemnify Wexford and its affiliates from any and all losses arising out of or in connection with the Advisory Services Agreement except for losses resulting from Wexford’s or its affiliates’ gross negligence or willful misconduct. The Company incurred total costs of $125,000 and $250,000 for the three months and six months ended June 30, 2014, respectively, and $125,000 and $250,000 for the three months and six months ended June 30, 2013, respectively, under the Advisory Services Agreement. As of June 30, 2014 and December 31, 2013, the Company owed Wexford no amounts for either period.
Advisory Services Agreement- Viper Energy Partners LP
In connection with the closing of the Viper Offering, the Partnership and General Partner entered into an advisory services agreement (the “Viper Advisory Services Agreement”) with Wexford, dated as of June 23, 2014, under which Wexford provides the Partnership and our General Partner with general financial and strategic advisory services related to the business in return for an annual fee of $500,000, plus reasonable out-of-pocket expenses. The Viper Advisory Services Agreement has a term of two years commencing on June 23, 2014, and will continue for additional one-year periods unless terminated in writing by either party at least ten days prior to the expiration of the then current term. It may be terminated at any time by either party upon 30 days prior written notice. In the event the Partnership or General Partner terminates such agreement, the Partnership is obligated to pay all amounts due through the remaining term. In addition, the Partnership and General Partner have agreed to pay Wexford to-be-negotiated market-based fees approved by the conflict committee of the board of directors of our General Partner for such services as may be provided by Wexford at our request in connection with future acquisitions and divestitures, financings or other transactions in which we may be involved. The services provided by Wexford under the Viper Advisory Services Agreement do not extend to the Partnership or General Partners day-to-day business or operations. The Partnership and General Partner have agreed to indemnify Wexford and its affiliates from any and all losses arising out of or in connection with the Viper Advisory Services Agreement except for losses resulting from Wexford’s or its affiliates’ gross negligence or willful misconduct.
Secondary Offering Costs
On June 27, 2014, Gulfport and certain entities controlled by Wexford completed an underwritten secondary public offering of 2,000,000 shares of the Company’s common stock. The shares were sold to the public at $90.04 per share and the selling stockholders received all proceeds from this offering after deducting the underwriting discount. The Company incurred estimated costs of approximately $40,000 related to this secondary public offering.

On June 24, 2013, Gulfport and certain entities controlled by Wexford completed an underwritten secondary public offering of 6,000,000 shares of the Company’s common stock and, on July 5, 2013, the underwriters purchased an additional 869,222 shares of the Company’s common stock from these selling stockholders pursuant to an option to purchase such additional shares granted to the underwriters. The shares were sold to the public at $34.75 per share and the selling stockholders received all proceeds from this offering after deducting the underwriting discount. The Company incurred costs of approximately $185,000 related to this secondary public offering.

RELATED PARTY TRANSACTIONS

Administrative Services
An entity under common management provided technical, administrative and payroll services to the Company under a shared services agreement which began March 1, 2008. Through December 31, 2011, amounts charged to the Company included those costs directly attributable to the Company as well as indirect costs allocated to the Company. The reimbursement amount for indirect costs is determined by the affiliate’s management based on estimates of time devoted to the Company. The initial term of this shared service agreement was two years. Since the expiration of such two-year period on March 1, 2010, the agreement by its terms, continued on a month-to-month basis. For the years ended December 31, 2013, 2012 and 2011, the Company incurred total costs of $207, $4,419 and $10,110, respectively. Costs incurred unrelated to drilling activities are expensed and costs incurred in the acquisition, exploration and development of proved oil and natural gas properties have been capitalized. The expensed costs were partially offset in general and administrative expenses by overhead reimbursements of $2,548 and $1,954 for the years ended December 31, 2012 and 2011, respectively. As of December 31, 2013 and December 31, 2012, the Company owed the administrative services affiliate $17 and $13, respectively. These amounts are included in accounts payable-related party in the accompanying consolidated balance sheets.

Effective January 1, 2012, the Company entered into an additional shared services agreement with this entity. Under this agreement, the Company provides this entity and, at its request, certain affiliates, with consulting, technical and administrative services. The initial term of the additional shared services agreement is two years. Upon expiration of the initial term the agreement will continue on a month-to-month basis until canceled by either party upon thirty days prior written notice. Costs that are attributable to and billed to other affiliates are reported as other income-related party. For the years ended December 31, 2013 and 2012, the affiliate reimbursed the Company $1,077 and $2,132, respectively for services under the shared services agreement. As of December 31, 2013 and December 31, 2012, the affiliate owed the Company no amounts and $1, respectively. These amounts are included in accounts receivable-related party in the accompanying consolidated balance sheets.
Operating Services
The Company is the operator of substantially all of its properties. As operator of these properties, the Company is responsible for the daily operations, monthly operation billings and monthly revenue disbursements for the properties.
As of December 31, 2013 and December 31, 2012, amounts due from an affiliate (a greater than 5% stockholder) related to joint interest billings and included in accounts receivable-related party in the accompanying consolidated balance sheets were no amounts and $742, respectively.
Drilling Services
Bison has performed drilling and field services for the Company under master drilling and field service agreements. Under the Company’s most recent master drilling agreement with Bison, effective as of January 1, 2013, Bison committed to accept orders from the Company for the use of at least two of its rigs. At December 31, 2013, Bison was providing drilling services to the Company using one of its rigs. This master drilling agreement is terminable by either party on 30 days prior written notice, although neither party will be relieved of its respective obligations arising from a drilling contract being performed prior to the termination of the master drilling agreement. For the three months ended March 31, 2011, Bison was a wholly owned subsidiary and intercompany amounts were eliminated in consolidation. For the years ended December 31, 2013, 2012 and 2011 the Company incurred total costs of $13,921, $16,040 and $16,357, respectively, payable to Bison. The Company owed Bison no amounts as of December 31, 2013 and $120 as of December 31, 2012.
Effective September 9, 2013, the Company entered into a master service agreement with Panther Drilling Systems LLC (“Panther Drilling”), an entity controlled by Wexford. Panther Drilling provides directional drilling and other services. This master service agreement is terminable by either party on 30 days prior written notice, although neither party will be relieved of its respective obligations arising from work performed prior to the termination of the master service agreement. In the third quarter 2013, the Company began using Panther Drilling’s directional drilling services. For the year ended December 31, 2013, the Company incurred $176 for services performed by Panther Drilling. The Company owed Panther Drilling no amounts as of December 31, 2013.
Marketing Services
The Company entered into an agreement on March 1, 2009 with an entity under common management that purchased and received a significant portion of the Company’s oil volumes. December 1, 2011, the Company ceased all sales of its production under this agreement and effective January 1, 2012 the agreement with the affiliate was canceled. The Company’s revenues from the affiliate were $38,873 for the year ended December 31, 2011, and such amounts are included in oil sales–related party in the accompanying combined consolidated statements of operations.
Coronado Midstream
The Company is party to a gas purchase agreement, dated May 1, 2009, as amended, with Coronado Midstream LLC (“Coronado Midstream”), formerly known as MidMar Gas LLC, an entity affiliated with Wexford that owns a gas gathering system and processing plant in the Permian Basin. Under this agreement, Coronado Midstream is obligated to purchase from the Company, and the Company is obligated to sell to Coronado Midstream, all of the gas conforming to certain quality specifications produced from certain of the Company’s Permian Basin acreage. Following the expiration of the initial ten year term, the agreement will continue on a year-to-year basis until terminated by either party on 30 days’ written notice. Under the gas purchase agreement, Coronado Midstream is obligated to pay the Company 87% of the net revenue received by Coronado Midstream for all components of the Company’s dedicated gas, including the liquid hydrocarbons, and the sale of residue gas, in each case extracted, recovered or otherwise processed at Coronado Midstream’s gas processing plant, and 94.56% of the net revenue received by Coronado Midstream from the sale of such gas components and residue gas, extracted, recovered or otherwise processed at Chevron’s Headlee plant. The Company recognized revenues from Coronado Midstream of $7,230, $4,050 and $2,190 for the years ended December 31, 2013, 2012 and 2011, respectively. As of December 31, 2013 and December 31, 2012, Coronado Midstream owed the Company $1,303 and $6, respectively, for the Company’s portion of the net proceeds from the sale of gas, gas products and residue gas.
Sand Supply
Muskie, an entity affiliated with Wexford, processes and sells fracking grade sand for oil and natural gas operations. The Company began purchasing sand from Muskie in March 2013. On May 16, 2013, the Company entered into a master services agreement with Muskie, pursuant to which Muskie agreed to sell custom natural sand proppant to the Company based on the Company’s requirements. The Company is not obligated to place any orders with, or accept any offers from, Muskie for sand proppant. The agreement may be terminated at the option of either party on 30 days’ notice. The Company incurred costs of $743 for the year ended December 31, 2013. As of December 31, 2013, the Company did not owe Muskie any amounts.
Midland Lease
Effective May 15, 2011, the Company occupied corporate office space in Midland, Texas under a lease with a five-year term. The office space is owned by an entity controlled by an affiliate of Wexford. The Company paid $214, $155 and $40 for the years ended December 31, 2013, 2012 and 2011, respectively, under this lease. In the second and third quarters of 2013, the Company amended this agreement to increase the size of the leased premises. The monthly rent under the lease increased from $13 to $15 beginning on August 1, 2013 and increased further to $25 beginning on October 1, 2013. The monthly rent will continue to increase approximately 4% annually on June 1 of each year during the remainder of the lease term.
Oklahoma City Lease
Effective January 1, 2012, the Company occupied corporate office space in Oklahoma City, Oklahoma under a lease with a 67 month term. The office space is owned by an entity controlled by an affiliate of Wexford. The Company paid $244 and $329 for the years ended December 31, 2013 and 2012, respectively, under this lease. Effective April 1, 2013, this lease was amended to increase the size of the leased premises, at which time our monthly base rent increased to $19 for the remainder of the lease term. The Company is also responsible for paying a portion of specified costs, fees and expenses associated with the operation of the premises.
Advisory Services Agreement & Professional Services from Wexford
The Company entered into an advisory services agreement (the “Advisory Services Agreement”) with Wexford, dated as of October 11, 2012, under which Wexford provides the Company with general financial and strategic advisory services related to the business in return for an annual fee of $500, plus reasonable out-of-pocket expenses. The Advisory Services Agreement has a term of two years commencing on October 18, 2012, and will continue for additional one-year periods unless terminated in writing by either party at least ten days prior to the expiration of the then current term. It may be terminated at any time by either party upon 30 days prior written notice. In the event the Company terminates such agreement, it is obligated to pay all amounts due through the remaining term. In addition, the Company agreed to pay Wexford to-be-negotiated market-based fees approved by the Company’s independent directors for such services as may be provided by Wexford at the Company’s request in connection with future acquisitions and divestitures, financings or other transactions in which the Company may be involved. The services provided by Wexford under the Advisory Services Agreement do not extend to the Company’s day-to-day business or operations. The Company has agreed to indemnify Wexford and its affiliates from any and all losses arising out of or in connection with the Advisory Services Agreement except for losses resulting from Wexford’s or its affiliates’ gross negligence or willful misconduct. The Company incurred total costs of $500 and $191 for the years ended December 31, 2013 and 2012, respectively, under the Advisory Services Agreement. Wexford provides certain professional services to the Company, for which the Company incurred total costs of $119 for the year ended December 31, 2012. As of December 31, 2013 and December 31, 2012, the Company owed Wexford no amounts and $113, respectively. These amounts are included in accounts payable-related party in the accompanying consolidated balance sheets. The Company did not incur any costs for professional services from Wexford during the year ended December 31, 2011.
Secondary Offering Costs
On June 24, 2013, Gulfport and certain entities controlled by Wexford completed an underwritten secondary public offering of 6,000 shares of the Company’s common stock and, on July 5, 2013, the underwriters purchased an additional 869 shares of the Company’s common stock from these selling stockholders pursuant to an option to purchase such additional shares granted to the underwriters. The shares were sold to the public at $34.75 per share and the selling stockholders received all proceeds from this offering. The Company incurred costs of approximately $185 related to the secondary public offering.
On November 13, 2013, Gulfport completed an underwritten secondary public offering of 2,000 shares of the Company’s common stock that were owned by Gulfport. The shares were sold to the public at $53.46 per share and the selling stockholder received all proceeds from this offering. The Company incurred costs of approximately $53 related to the secondary public offering.